RELATED PARTY TRANSACTIONS - Seller's Credits From Affiliates of Hemen Additional Information (Details)	1 Months Ended					12 Months Ended
	May 31, 2018 USD ($)	Jan. 31, 2018 USD ($) vessel	Nov. 30, 2017 USD ($)	Oct. 31, 2017 USD ($) vessel	Mar. 31, 2017 USD ($) vessel	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Number of vessels acquired | vessel						16
Hemen Holdings Ltd [Member]
Related Party Transaction [Line Items]
Number of vessels acquired | vessel		1
Panamax Vessels [Member] | Hemen Holdings Ltd [Member]
Related Party Transaction [Line Items]
Number of vessels acquired | vessel					2	2
Seller's credit loan per vessel					$ 22,500,000	$ 22,500,000
Capesize Vessels [Member] | Hemen Holdings Ltd [Member]
Related Party Transaction [Line Items]
Number of vessels acquired | vessel				2		2
Seller's credit, percentage of price				50.00%		50.00%
Seller's credit loan per vessel		$ 21,500,000	$ 21,500,000	$ 43,000,000.0
Seller's Credit [Member] | Hemen Holdings Ltd [Member]
Related Party Transaction [Line Items]
Long-term debt						$ 22,500,000
Debt term				3 years
London Interbank Offered Rate (LIBOR) [Member] | Seller's Credit [Member] | Hemen Holdings Ltd [Member]
Related Party Transaction [Line Items]
Variable interest rate				3.00%		3.00%
Other Debt Obligations [Member]
Related Party Transaction [Line Items]
Principal amount	$ 65,500,000							$ 65,500,000
Term Loan Facility of $120.0 Million [Member]
Related Party Transaction [Line Items]
Long-term debt							$ 107,797,000	$ 115,932,000
Variable interest rate	2.25%
Principal amount	$ 120,000,000.0						$ 120,000,000.0